Document and Entity Information	May 27, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 27, 2021
Entity Registrant Name	Kaleyra, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38320
Entity Tax Identification Number	82-3027430
Entity Address, Address Line One	Via Marco D’Aviano, 2
Entity Address, City or Town	Milano MI
Entity Address, Country	IT
Entity Address, Postal Zip Code	20131
City Area Code	+39 02
Local Phone Number	288 5841
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001719489
Common Stock
Document Information [Line Items]
Title of Each Class	Common Stock, par value $0.0001 per share
Trading Symbol	KLR
Name of Each Exchange on Which Registered	NYSEAMER
Warrant
Document Information [Line Items]
Title of Each Class	Warrants, at an exercise price of $11.50 per share of Common Stock
Trading Symbol	KLR WS
Name of Each Exchange on Which Registered	NYSEAMER